Shareholder Report	6 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000199071
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class A
Trading Symbol	BTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000199072
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class C
Trading Symbol	BTSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	2.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,270	$11,500
Jun-2022	$9,694	$10,317
Jun-2023	$9,792	$10,220
Jun-2024	$10,156	$10,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.06%	3.72%	- 0.14%	0.28%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000199073
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class I
Trading Symbol	BTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,328	$11,500
Jun-2022	$9,840	$10,317
Jun-2023	$10,042	$10,220
Jun-2024	$10,525	$10,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.67%	4.81%	0.58%	0.93%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000199074
Shareholder Report [Line Items]
Fund Name	BTS Managed Income Fund
Class Name	Class R
Trading Symbol	BTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Managed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$99	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000
Jun-2019	$10,226	$10,611
Jun-2020	$10,901	$11,539
Jun-2021	$11,303	$11,500
Jun-2022	$9,777	$10,317
Jun-2023	$9,921	$10,220
Jun-2024	$10,347	$10,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 31, 2018)
BTS Managed Income Fund	1.43%	4.29%	0.24%	0.62%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	0.87%

Performance Inception Date		Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 8,097,633	$ 8,097,633
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$8,097,633
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$0
Portfolio Turnover	45%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investments	1.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	18.8%
iShares Treasury Floating Rate Bond ETF	8.9%
SPDR Bloomberg High Yield Bond ETF	5.9%
Janus Henderson AAA CLO ETF	5.0%
iShares Floating Rate Bond ETF	5.0%
Janus Henderson B-BBB CLO ETF	5.0%
Alerian MLP ETF	4.0%
Invesco Variable Rate Preferred ETF	4.0%
Invesco CEF Income Composite ETF	4.0%
SPDR Bloomberg International Treasury Bond ETF	3.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126293
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class A
Trading Symbol	BTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.87%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126294
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class C
Trading Symbol	BTFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.62%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BTS Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,844	$10,186
Jun-2016	$10,495	$10,797
Jun-2017	$11,085	$10,763
Jun-2018	$10,551	$10,720
Jun-2019	$10,562	$11,564
Jun-2020	$10,677	$12,575
Jun-2021	$10,725	$12,533
Jun-2022	$9,017	$11,243
Jun-2023	$8,862	$11,137
Jun-2024	$9,119	$11,430

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	0.62%	2.90%	- 2.90%	- 0.92%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000126295
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class I
Trading Symbol	BTFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	1.62%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	1.11%	3.94%	- 1.91%	- 0.02%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.
C000150698
Shareholder Report [Line Items]
Fund Name	BTS Tactical Fixed Income Fund
Class Name	Class R
Trading Symbol	BTFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BTS Tactical Fixed Income Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.btsfunds.com. You can also request this information by contacting us at 1-877-287-9820.
Additional Information Phone Number	1-877-287-9820
Additional Information Website	www.btsfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	2.12%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.12%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
BTS Tactical Fixed Income Fund	0.71%	3.38%	- 2.43%	- 0.50%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 64,813,182	$ 64,813,182
Holdings Count | Holding	5	5
Advisory Fees Paid, Amount	$ 347,906
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$64,813,182
Number of Portfolio Holdings	5
Advisory Fee	$347,906
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Xtrackers USD High Yield Corporate Bond ETF	68.9%
SPDR Bloomberg High Yield Bond ETF	20.3%
SPDR Bloomberg Convertible Securities ETF	5.1%
VanEck High Yield Muni ETF	5.0%
Fidelity Government Portfolio, Institutional Class	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.